Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and related costs		$ 1,082,643
Professional and consulting fees	15,000	15,000
Research and development	250,000	18,944
CIP- Equipment	279,730
Interest		64,105
Other	56,570	34,867
Accrued Expenses	$ 601,300	$ 1,215,559